Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Registrant’s Registration Statement on Form S-1 (File No. 333-155784) originally filed with the Securities and Exchange Commission on November 28, 2008 was declared effective on February 5, 2009 and subsequently amended by Post-Effective Amendment No. 6 which was originally filed with the Securities and Exchange Commission on April 30, 2014 and declared effective on May 7, 2014, by Post-Effective Amendment No. 5 which was originally filed with the Securities and Exchange Commission on April 30, 2013 and declared effective on May 13, 2013, by Post-Effective Amendment No. 4 which was originally filed with the Securities and Exchange Commission on April 27, 2012 and declared effective on May 11, 2012, by Post-Effective Amendment No. 3 which was originally filed with the Securities and Exchange Commission on March 31, 2011 and declared effective on April 13, 2011, by Post-Effective Amendment No. 2 which was originally filed with the Securities and Exchange Commission on May 7, 2010 and declared effective on May 19, 2010 and by Post-Effective Amendment No. 1 which was originally filed with the Securities and Exchange Commission on April 28, 2009 and declared effective on May 8, 2009 (collectively, the “Original Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 7 to the Original Registration Statement in order to update the Original Registration Statement to include, among other things, the Registrant’s audited consolidated financial statements for the fiscal year ended December 31, 2014 and other updated information about the Registrant and the offering.
Document Period End Date	Dec. 31, 2014
Trading Symbol	NEO
Entity Registrant Name	NEOGENOMICS INC
Entity Central Index Key	0001077183
Entity Filer Category	Accelerated Filer